Property and equipment - Summary of the Estimated Useful Lives and Depreciation Method (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Beginning balance	€ 66,240	€ 72,762
Ending balance	79,343	66,240
Office buildings
Property and equipment
Beginning balance	49,469	54,659
Ending balance	64,033	49,469
Other facilities and equipment
Property and equipment
Beginning balance	16,756	17,671
Ending balance	14,770	16,756
Work in Progress
Property and equipment
Beginning balance	15	432
Ending balance	540	15
Cost
Property and equipment
Beginning balance	134,132	132,765
Additions	30,203	9,487
Additions through business combinations	1,906
Disposals	(4,603)	(9,717)
Translation adjustments	(4,445)	1,597
Ending balance	157,193	134,132
Cost | Office buildings
Property and equipment
Beginning balance	83,210	84,739
Additions	25,742	3,865
Additions through business combinations	11
Transfers in/(out)		337
Disposals	(3,091)	(6,407)
Translation adjustments	(2,235)	676
Ending balance	103,637	83,210
Cost | Other facilities and equipment
Property and equipment
Beginning balance	50,907	47,594
Additions	3,802	5,622
Additions through business combinations	1,895
Transfers in/(out)	135	68
Disposals	(1,512)	(3,310)
Translation adjustments	(2,211)	933
Ending balance	53,016	50,907
Cost | Work in Progress
Property and equipment
Beginning balance	15	432
Additions	659
Transfers in/(out)	(135)	(405)
Translation adjustments	1	(12)
Ending balance	540	15
Accumulated depreciation
Property and equipment
Beginning balance	(67,892)	(60,003)
Depreciation	(17,019)	(16,562)
Disposals	4,159	9,717
Translation adjustments	2,902	(1,044)
Ending balance	(77,850)	(67,892)
Accumulated depreciation | Office buildings
Property and equipment
Beginning balance	(33,741)	(30,080)
Depreciation	(10,246)	(9,615)
Disposals	3,091	6,407
Translation adjustments	1,292	(453)
Ending balance	(39,604)	(33,741)
Accumulated depreciation | Other facilities and equipment
Property and equipment
Beginning balance	(34,151)	(29,923)
Depreciation	(6,773)	(6,947)
Disposals	1,068	3,310
Translation adjustments	1,610	(591)
Ending balance	€ (38,246)	€ (34,151)